Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Summary Information by Reportable Segment
Summary information for the reportable segments during the three months ended March 31, 2021 and 2020 was as follows:

	Medical Office Buildings	Senior Housing — RIDEA	Skilled Nursing Facilities	Senior Housing	Three Months Ended March 31, 2021
Revenues:
Real estate revenue	$16,752,000	$—	$3,000,000	$2,194,000	$21,946,000
Resident fees and services	—	15,895,000	—	—	15,895,000

Total revenues	16,752,000	15,895,000	3,000,000	2,194,000	37,841,000
Expenses:
Rental expenses	5,705,000	—	145,000	174,000	6,024,000
Property operating expenses	—	15,194,000	—	—	15,194,000

Segment net operating income	$11,047,000	$701,000	$2,855,000	$2,020,000	$16,623,000

Expenses:
General and administrative					$3,747,000
Business acquisition expenses					314,000
Depreciation and amortization					12,402,000
Other income (expense):
Interest expense:
Interest expense (including amortization of deferred financing costs and debt discount/premium)					(4,726,000)
Gain in fair value of derivative financial instruments					1,455,000
Loss from unconsolidated entity					(904,000)
Other income					7,000

Net loss					$(4,008,000)

	Medical Office Buildings	Senior Housing — RIDEA	Skilled Nursing Facilities	Senior Housing	Three Months Ended March 31, 2020
Revenues:
Real estate revenue	$16,271,000	$—	$3,012,000	$2,180,000	$21,463,000
Resident fees and services	—	16,081,000	—	—	16,081,000

Total revenues	16,271,000	16,081,000	3,012,000	2,180,000	37,544,000
Expenses:
Rental expenses	5,390,000	—	152,000	280,000	5,822,000
Property operating expenses	—	13,017,000	—	—	13,017,000

Segment net operating income	$10,881,000	$3,064,000	$2,860,000	$1,900,000	$18,705,000

Expenses:
General and administrative					$4,448,000
Business acquisition expenses					9,000
Depreciation and amortization					12,530,000
Other income (expense):
Interest expense:
Interest expense (including amortization of deferred financing costs and debt discount/premium)					(5,310,000)
Loss in fair value of derivative financial instruments					(4,605,000)
Income from unconsolidated entity					255,000
Other income					9,000

Net loss					$(7,933,000)

Summary information for the reportable segments during the years ended December 31, 2020, 2019 and 2018 was as follows:

	Medical Office Buildings	Senior Housing — RIDEA	Skilled Nursing Facilities	Senior Housing	Year Ended December 31, 2020
Revenues and grant income:
Real estate revenue	$65,509,000	$—	$11,968,000	$8,844,000	$86,321,000
Resident fees and services	—	67,793,000	—	—	67,793,000
Grant income	—	1,005,000	—	—	1,005,000

Total revenues and grant income	65,509,000	68,798,000	11,968,000	8,844,000	155,119,000
Expenses:
Rental expenses	22,068,000	—	576,000	806,000	23,450,000
Property operating expenses	—	60,224,000	—	—	60,224,000

Segment net operating income	$43,441,000	$8,574,000	$11,392,000	$8,038,000	$71,445,000

Expenses:
General and administrative					$16,691,000
Acquisition related expenses					(160,000)
Depreciation and amortization					50,304,000
Other income (expense):
Interest expense:
Interest expense (including amortization of deferred financing costs and debt discount/premium)					(19,955,000)
Loss in fair value of derivative financial instruments					(870,000)
Impairment of real estate investments					(3,642,000)
Income from unconsolidated entity					629,000
Other income					286,000

Net loss					$(18,942,000)

	Medical Office Buildings	Senior Housing — RIDEA	Skilled Nursing Facilities	Senior Housing	Year Ended December 31, 2019
Revenues:
Real estate revenue	$54,508,000	$—	$11,681,000	$8,421,000	$74,610,000
Resident fees and services	—	46,160,000	—	—	46,160,000

Total revenues	54,508,000	46,160,000	11,681,000	8,421,000	120,770,000

Expenses:
Rental expenses	17,528,000	—	556,000	1,142,000	19,226,000
Property operating expenses	—	37,434,000	—	—	37,434,000

Segment net operating income	$36,980,000	$8,726,000	$11,125,000	$7,279,000	$64,110,000

Expenses:
General and administrative					$15,235,000
Acquisition related expenses					1,974,000
Depreciation and amortization					45,626,000
Other income (expense):
Interest expense:
Interest expense (including amortization of deferred financing costs and debt discount/premium)					(16,191,000)
Loss in fair value of derivative financial instruments					(4,385,000)
Income from unconsolidated entity					267,000
Other income					175,000

Loss before income taxes					(18,859,000)
Income tax benefit					8,000

Net loss					$(18,851,000)

	Medical Office Buildings	Senior Housing — RIDEA	Skilled Nursing Facilities	Senior Housing	Year Ended December 31, 2018
Revenues:
Real estate revenue	$34,339,000	$—	$4,266,000	$8,994,000	$47,599,000
Resident fees and services	—	36,857,000	—	—	36,857,000

Total revenues	34,339,000	36,857,000	4,266,000	8,994,000	84,456,000
Expenses:
Rental expenses	9,934,000	—	351,000	1,214,000	11,499,000
Property operating expenses	—	30,023,000	—	—	30,023,000

Segment net operating income	$24,405,000	$6,834,000	$3,915,000	$7,780,000	$42,934,000

Expenses:
General and administrative					$9,172,000
Acquisition related expenses					2,795,000
Depreciation and amortization					32,658,000
Other income (expense):
Interest expense (including amortization of deferred financing costs and debt discount/premium)					(6,788,000)
Loss from unconsolidated entity					(110,000)
Other income					11,000

Loss before income taxes					(8,578,000)
Income tax expense					(8,000)

Net loss					$(8,586,000)

Assets by Reportable Segment
Assets by reportable segment as of March 31, 2021 and December 31, 2020 were as follows:

	March 31, 2021	December 31, 2020
Medical office buildings	$582,415,000	$583,131,000
Senior housing — RIDEA	236,401,000	238,910,000
Skilled nursing facilities	118,654,000	119,247,000
Senior housing	99,530,000	100,370,000
Other	49,640,000	51,115,000

Total assets	$1,086,640,000	$1,092,773,000

Assets by reportable segment as of December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
Medical office buildings	$583,131,000	$600,048,000
Senior housing — RIDEA	238,910,000	149,055,000
Skilled nursing	119,247,000	121,749,000
Senior housing	100,370,000	142,982,000
Other	51,115,000	54,493,000

Total assets	$1,092,773,000	$1,068,327,000